Gross Investment In Lease (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Gross Investment In Lease [Abstract]
Number of vessels	4
Capacity of vessel class	4,800
Term of agreement	5
Purchase price of vessel	$ 5,000,000
Gross proceeds from sale of vessel	112,808,000
Deferred revenue	18,551,000
Broker commissions and legal costs	822,000
Net book value of vessels	109,672,000
Loss on vessels	$ 16,237,000